WHITEHALL FUNDS TRUST

                        Whitehall Growth Fund
                   Whitehall Growth and Income Fund
                      Whitehall High Yield Fund
                        Whitehall Income Fund
                            (the "Funds")

                  Supplement dated November 27, 2002
                   to Prospectus dated April 1, 2002

     This Supplement updates the information in, and should be read in conjunction with, the Prospectus of Whitehall Funds Trust, dated April 1, 2002.

Effective December 1, 2002, the "Annual Fund Operating Expenses" and "Example" for both the Growth Fund and the Growth and Income Fund are revised as follows:

                                                      Growth Fund
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)

Management Fees                                          0.85%
Distribution (12b-1) Fees                                0.25%
Other Expenses                                           0.39%
Total Annual Fund Operating Expenses                     1.49%

Less: Fee Waiver/Expense Reimbursement                   0.10%(1)

Net Expenses                                             1.39%

_________________________________
(1)The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.39% until November 30, 2003.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:
* You invest $10,000 in the Fund for the time periods indicated;
* You redeem all of your shares at the end of each time period;
* Your investment has a hypothetical 5% return each year;
* The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year          3 Years         5 Years         10 Years
 $142            $461            $804            $1,771


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                                                   Growth and
                                                   Income Fund
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)

Management Fees                                        0.85%
Distribution (12b-1) Fees                              0.25%
Other Expenses                                         0.39%
Total Annual Fund Operating Expenses                   1.49%

Less: Fee Waiver/Expense Reimbursement                 0.04%(1)

Net Expenses                                           1.45%

_________________________________
(1)The Fund's investment adviser has agreed to contractually waive and/or reimburse its management fee to the extent necessary to maintain the Fund's net expenses at 1.45% until November 30, 2003.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that:
* You invest $10,000 in the Fund for the time periods indicated;
* You redeem all of your shares at the end of each time period;
* Your investment has a hypothetical 5% return each year;
* The Fund's operating expenses for the one year period are calculated net of any fee waivers and/or expenses assumed, and the Fund's operating expenses for the three year, five year and ten year periods, as applicable, do not reflect any further fee waivers and/or expenses assumed.

     The example is for comparison purposes only. Actual return and expenses will be different and the Fund's performance and expenses may be higher or lower. Based on the above assumptions, your costs for the Fund would be:

1 Year       3 Years          5 Years       10 Years
 $148         $467             $809          $1,776

     Effective January 3, 2003, the address for PFPC Distributors, Inc., the Funds' distributor, is as follows:

		PFPC Distributors, Inc.
		760 Moore Road
		King of Prussia, PA  19406-1212



              RETAIN THIS SUPPLEMENT WITH THE
              PROSPECTUS FOR FUTURE REFERENCE.
1

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                        WHITEHALL FUNDS TRUST

                        Whitehall Growth Fund
                   Whitehall Growth and Income Fund
                      Whitehall High Yield Fund
                        Whitehall Income Fund
                            (the "Funds")

                 Supplement dated November 27, 2002
               to Statement of Additional Information
                          dated April 1, 2002

     This Supplement updates the information in, and should be read in conjunction with, the Statement of Additional
Information of Whitehall Funds Trust, dated April 1, 2002.

    Effective January 3, 2003, the address for PFPC
Distributors, Inc., the Funds' distributor, is as follows:

	PFPC Distributors, Inc.
	760 Moore Road
	King of Prussia, PA  19406-1212




                  RETAIN THIS SUPPLEMENT WITH THE
                STATEMENT OF ADDITIONAL INFORMATION
                      FOR FUTURE REFERENCE.